[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

March 15, 2006

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	SBL Variable Annuity Account XI 1940 Act Registration Number: 811-09517 1933 Act Registration Numbers: 333-84159 CIK: 0001091459 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account XI, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	0001046292	March 2, 2006
SBL Fund	0000217087	March 9, 2006
T. Rowe Price Equity Series, Inc.	0000918294	February 24, 2006

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001